Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues	$ 7,018	$ 6,928	$ 6,558
Cost of revenues	4,840	4,988	4,844
Gross profit	2,178	1,940	1,714
Selling, general, and administrative expenses	1,694	1,581	1,552
Operating income	484	359	162
Interest expense, net	146	145	125
Loss (gain) on extinguishment of debt, net	1	7	(5)
Investment expense (income) and other, net	7	(25)	(51)
Other expense, net	154	127	69
Income before income taxes	330	232	93
Income tax provision	80	79	20
Net income	250	153	73
Net (loss) income attributable to common shareholders:
Less stock conversion of Series B Preferred Stock	(372)	0	0
Net (loss) income attributable to common shareholders	$ (224)	$ (161)	$ 29
Net (loss) income per common share:
Basic (in dollars per share)	$ (0.84)	$ (0.68)	$ 0.10
Diluted (in dollars per share)	$ (0.84)	$ (0.68)	$ 0.10
Weighted-average shares outstanding:
Basic (in shares)	267,675,764	235,136,849	233,201,569
Diluted (in shares)	267,675,764	235,136,849	266,080,747
Series A Preferred Stock
Net (loss) income attributable to common shareholders:
Stock dividend attributable to Series Preferred Stock	$ (95)	$ (270)	$ 0
Series B Preferred Stock
Net (loss) income attributable to common shareholders:
Stock dividend attributable to Series Preferred Stock	$ (7)	$ (44)	$ (44)